Long-Term Debt and Other Financial Liabilities, October 2022 Danish Ship Finance Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Apr. 18, 2023 USD ($)	Oct. 10, 2022 USD ($) Tranche
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 261,451	$ 213,711
October 2022 Danish Ship Finance Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount				$ 28,000
Number of tranches | Tranche				2
Margin on variable rate	2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Term of loan	5 years
Final balloon payment	$ 2,100
Balance outstanding	$ 27,969
October 2022 Danish Ship Finance Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Term of charterparties used as security for loan facility	12 months
October 2022 Danish Ship Finance Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Term of charterparties used as security for loan facility	13 months
October 2022 Danish Ship Finance Loan Facility [Member] | First Six Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	6
Frequency of periodic payment	quarterly
Installment payment	$ 780
October 2022 Danish Ship Finance Loan Facility [Member] | Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 518
Tranche C [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 15,750
Margin on variable rate	2.65%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember
Term of loan	5 years
Final balloon payment	$ 2,930
Minimum liquidity to be maintained in earnings account	$ 650
Term of variable rate	3 months
Adjustment to interest rate	0.05%
Minimum liquidity required to be maintained	$ 700
Minimum security cover ratio if leverage ratio is less than or equal to 65%	133.00%
Minimum security cover ratio if leverage ratio is more than 65%	143.00%
Corporate leverage ratio	65.00%
Tranche C [Member] | Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 725
Tranche C [Member] | Last Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 585